Income Taxes - Summary Gross Movement in Current Income Tax Asset / (Liability) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Current Tax Expense Income And Adjustments For Current Tax Of Prior Periods [Abstract]
Net current income tax asset / (liability) at the beginning	$ 617	$ 282	$ 274
Translation differences	(34)	(8)	6
Income tax paid	975	1,059	843
Current income tax expense	(817)	(709)	(842)
Income tax on other comprehensive income	1	(2)	1
Reclassified under assets held for sale (refer note no 2.9)	3	(5)
Reclassified from held for sale (Refer note 2.9)	2
Income tax benefit arising on exercise of stock options	1
Tax impact on buyback expenses	1
Additions through business combination	(1)
Net current income tax asset / (liability) at the end	$ 748	$ 617	$ 282